UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (86.6%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$760,000	$600,400

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			795,000	693,637

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			255,000	258,825

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			115,000	125,206

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			390,000	422,175

				2,100,243
Automotive (1.5%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			700,000	781,375

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,575,000	1,800,314

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			230,000	260,791

General Motors Escrow escrow notes 8 1/4s, 2023			820,000	12,300

Jaguar Land Rover Automotive PLC 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2023 (United Kingdom)			180,000	187,212

Motors Liquidation Co. Escrow escrow notes 8 3/8s, 2033			765,000	11,475

Navistar International Corp. sr. notes 8 1/4s, 2021			1,031,000	1,049,043

Schaeffler Finance BV sr. notes Ser. REGS, 8 3/4s, 2019 (Germany)		EUR	130,000	188,720

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			$723,000	824,220

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			260,000	295,100

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			70,000	80,938

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			180,000	182,700

				5,674,188
Basic materials (8.1%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			250,000	272,525

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			230,000	291,127

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			270,000	277,425

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			400,000	407,000

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			445,000	450,563

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			1,165,000	1,278,587

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			60,000	61,050

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			190,000	200,925

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			395,000	395,988

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			1,145,000	1,248,049

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			485,000	525,013

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022			425,000	494,063

CEMEX SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			225,000	227,250

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			845,000	916,825

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			75,000	76,313

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			375,000	389,063

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			220,000	229,031

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			295,000	306,063

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			370,000	399,138

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			830,000	873,575

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			420,000	439,950

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			110,000	111,650

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			345,000	358,800

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			765,000	906,525

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			555,000	584,138

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			35,000	35,088

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			180,000	180,450

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			110,000	104,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			575,000	595,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			645,000	725,625

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			510,000	569,925

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			400,000	403,000

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020			255,000	256,913

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			750,000	721,875

INEOS Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			255,000	282,094

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			165,000	179,438

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	655,000	848,865

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$155,000	168,175

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			840,000	948,150

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			360,000	409,500

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			1,075,000	1,273,875

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			880,000	1,031,800

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			1,085,000	1,226,049

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	220,000	208,446

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$260,000	260,000

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			30,000	30,975

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			420,000	451,500

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			200,000	210,080

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			425,000	479,188

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			220,000	232,650

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			630,000	666,224

PetroLogistics LP/Petrologistics Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			110,000	111,375

PQ Corp. 144A sr. notes 8 3/4s, 2018			505,000	540,350

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			480,000	542,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			525,000	573,563

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			345,000	376,481

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			405,000	407,531

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	50,000	68,010

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$265,000	270,475

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			345,000	379,500

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			185,000	205,350

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			115,000	124,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			155,000	167,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			75,000	75,375

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			275,000	276,031

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			865,000	962,313

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			915,000	887,550

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. unsec. notes 7 3/8s, 2021 (Netherlands)			180,000	189,450

USG Corp. sr. unsec. notes 9 3/4s, 2018			530,000	628,050

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			185,000	87,413

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			555,000	571,650

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			405,000	500,427

				32,165,040
Broadcasting (2.1%)

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			735,000	706,519

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			985,000	1,028,093

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			640,000	675,200

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			995,000	1,022,363

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			585,000	672,750

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			480,000	512,400

LIN Television Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			255,000	271,575

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			615,000	648,825

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			735,000	808,500

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			255,000	253,088

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			270,000	282,825

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			535,000	577,800

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			440,000	484,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			360,000	397,350

				8,341,288
Building materials (1.1%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			150,000	163,688

Building Materials Corp. 144A sr. notes 7s, 2020			700,000	759,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			290,000	316,825

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			775,000	910,625

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			825,000	915,750

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			930,000	1,041,599

Owens Corning company guaranty sr. unsec. notes 9s, 2019			181,000	231,680

				4,339,667
Cable television (2.9%)

Adelphia Communications Corp. escrow bonds zero %, 2014			755,000	5,663

Adelphia Communications Corp. escrow bonds zero %, 2013			80,000	600

Adelphia Communications Corp. escrow bonds zero %, 2013			130,000	975

Adelphia Communications Corp. escrow bonds zero %, 2013			290,000	2,175

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			475,000	517,750

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			825,000	961,124

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			75,000	84,375

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			235,000	263,494

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			935,000	987,594

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			280,000	275,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			430,000	477,300

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			235,000	252,038

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			255,000	248,306

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			450,000	484,875

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			150,000	155,625

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			350,000	393,750

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			625,000	740,625

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			600,000	666,000

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	228,831

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			620,000	682,000

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			480,000	489,600

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			395,000	430,571

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			1,160,000	1,177,399

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			280,000	284,538

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2022 (United Kingdom)			280,000	283,295

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019			1,260,000	1,401,750

				11,496,053
Capital goods (6.5%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			865,000	932,038

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,640,000	1,808,099

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	111,433	155,215

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			$271,583	296,025

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	585,000	808,254

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	250,000	345,408

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			$200,000	219,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			295,000	292,050

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			585,000	602,550

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			235,000	242,931

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			575,000	641,844

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			300,000	350,625

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			260,000	278,850

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			180,000	186,300

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			360,000	414,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,030,000	1,153,599

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			100,000	109,500

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			215,000	209,088

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	200,000	278,005

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$540,000	569,700

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			790,000	821,600

Exide Technologies sr. notes 8 5/8s, 2018			845,000	725,644

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			635,000	657,225

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			515,000	566,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,605,000	2,149,464

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			235,000	246,750

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			110,000	109,038

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			110,000	113,713

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			84,000	95,550

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,180,000	1,200,650

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			805,000	863,363

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			845,000	893,588

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 1/8s, 2019			395,000	424,131

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			250,000	275,625

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021			240,000	247,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			385,000	392,219

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			845,000	925,275

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)			215,000	228,975

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			330,000	363,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			365,000	401,044

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			160,000	170,600

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			835,000	879,881

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			1,200,000	1,308,000

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			469,000	520,590

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			840,000	921,900

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			540,000	545,400

				25,940,006
Coal (1.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			230,000	207,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			525,000	483,000

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			275,000	247,500

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			570,000	514,425

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,560,000	1,727,699

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			920,000	993,600

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			95,000	108,300

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			80,000	85,200

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			380,000	403,750

				4,770,474
Commercial and consumer services (1.6%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			200,000	217,500

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			885,000	913,763

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			451,000	513,013

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			755,000	787,088

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			705,000	717,338

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			1,045,000	1,149,499

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			500,000	542,500

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			495,000	420,750

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			210,000	211,050

Travelport, LLC 144A sr. notes Ser. B, 6.308s, 2016(PIK)			539,496	496,336

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			409,000	410,534

				6,379,371
Consumer (0.2%)

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			35,000	38,063

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			45,000	48,375

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			615,000	663,430

				749,868
Consumer staples (6.3%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			225,000	265,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A 5 1/2s, 2023			270,000	269,325

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			545,000	626,069

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			200,000	225,250

CKE, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			524,551	557,335

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			270,000	284,850

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			180,000	183,600

Claire's Stores, Inc. 144A sr. notes 9s, 2019			1,135,000	1,282,549

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			665,000	754,775

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			335,000	365,988

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			180,000	184,275

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			145,000	147,719

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			900,000	1,018,125

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			660,000	730,950

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			1,295,000	1,476,299

Dole Food Co., Inc. sr. notes 13 7/8s, 2014			226,000	240,690

Dole Food Co., Inc. 144A sr. notes 8s, 2016			195,000	202,800

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			760,000	844,550

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Austria)			490,000	489,927

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			820,000	821,025

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			360,000	390,600

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			295,000	325,606

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			310,000	327,050

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	760,000	1,028,626

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$340,000	376,550

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			250,000	273,125

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			890,000	934,500

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			390,000	408,525

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			430,000	462,788

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			425,000	457,938

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			375,000	417,188

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			345,000	377,344

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			985,000	1,073,650

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			720,000	722,700

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			295,000	339,988

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			410,000	421,788

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,240,000	1,300,449

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			635,000	716,756

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			235,000	265,550

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			540,000	589,950

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			810,000	917,325

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			630,000	702,450

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			895,000	1,020,300

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			145,000	155,513

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			200,000	211,000

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			100,000	107,000

				25,295,860
Energy (oil field) (0.8%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			582,000	609,645

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			305,000	333,213

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			820,000	854,849

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			740,000	784,400

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			540,000	552,150

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			155,000	168,175

				3,302,432
Entertainment (1.0%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			765,000	882,619

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			215,000	235,963

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			135,000	151,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			365,000	362,719

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			395,000	441,413

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			200,000	201,000

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			825,000	926,062

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			280,000	275,100

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			485,000	485,606

				3,961,682
Financials (8.2%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			700,000	710,500

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			415,000	411,888

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			330,000	338,250

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			370,000	400,525

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			425,000	527,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			430,000	524,600

Ally Financial, Inc. unsec. sub. notes 8s, 2018			475,000	568,219

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			195,000	262,519

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			300,000	264,000

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			410,000	444,850

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			225,000	242,156

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			110,000	111,238

CIT Group, Inc. sr. unsec. notes 5s, 2022			230,000	245,591

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			515,000	565,213

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			460,000	496,800

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	535,800

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			635,000	696,913

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	245,000	309,208

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$310,000	304,188

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			400,000	421,000

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			785,000	743,788

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,245,000	1,311,918

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,065,000	1,126,238

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			445,000	395,494

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			895,000	994,766

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	287,340

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			245,000	256,638

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			1,430,000	1,530,099

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			205,000	225,500

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			725,000	782,094

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			290,000	304,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			255,000	254,681

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			420,000	441,000

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			565,000	633,506

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			110,000	114,919

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			120,000	123,600

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			510,000	594,150

Lloyds TSB Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	485,000	1,087,204

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			$425,000	455,813

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			375,000	413,438

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			180,000	206,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			615,000	679,575

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			120,000	136,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			305,000	317,963

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			480,000	508,800

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			310,000	322,400

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			165,000	172,425

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			375,000	387,188

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			530,000	527,350

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			645,000	753,038

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			480,000	541,800

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			835,000	931,025

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			430,000	468,700

Regions Bank unsec. sub. notes 7 1/2s, 2018			160,000	196,400

Regions Financing Trust II company guaranty jr. unsec. sub. FRB bonds 6 5/8s, 2047			485,000	485,606

Royal Bank of Scotland PLC (The) jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			1,915,000	2,025,113

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			1,650,000	1,955,250

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			1,870,000	1,879,350

				32,952,027
Gaming and lottery (2.9%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			901,000	907,758

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			297,000	202,331

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			590,000	627,613

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			1,815,000	1,826,343

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			530,000	541,925

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	960,000	986,272

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			$480,000	522,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			635,000	690,563

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021			660,000	660,000

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,445,000	101,150

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			1,393,299	1,445,547

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			240,000	254,700

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			550,000	599,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			880,000	1,020,800

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			1,265,000	1,356,713

				11,743,215
Health care (6.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			365,000	376,863

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			490,000	515,725

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			655,000	704,125

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			825,000	875,531

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			880,000	952,600

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	895,000	1,289,172

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$850,000	879,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			580,000	607,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			255,000	282,413

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	165,000	225,549

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$1,705,000	1,901,074

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			92,000	100,970

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			480,000	513,000

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			615,000	674,963

HCA, Inc. sr. notes 6 1/2s, 2020			2,385,000	2,689,087

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			210,000	241,763

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			830,000	888,100

Hologic, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2020			175,000	186,156

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			845,000	888,306

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			310,000	332,863

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			780,000	895,050

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			1,165,000	1,264,024

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			395,000	390,556

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			635,000	705,644

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			455,000	501,638

Service Corporation International sr. notes 7s, 2019			345,000	374,325

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			940,000	994,050

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			620,000	661,850

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			890,000	926,713

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			174,488	176,669

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	108,250

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			655,000	727,050

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			555,000	624,375

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021			180,000	176,400

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			205,000	232,163

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			130,000	140,075

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			320,000	343,800

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			905,000	971,744

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			115,000	121,325

				25,461,261
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			200,000	216,000

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			510,000	552,075

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			110,000	112,200

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			590,000	631,300

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			190,000	212,088

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			420,000	466,200

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			260,000	254,800

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,256,000	1,394,160

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			885,000	1,037,662

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			410,000	453,050

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015			380,000	380,950

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			1,030,000	1,095,663

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			165,000	191,606

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			170,000	191,675

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			190,000	204,725

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			1,000,000	1,072,500

				8,466,654
Household furniture and appliances (0.2%)

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			490,000	499,799

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	117,425

				617,224
Lodging/Tourism (1.5%)

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			280,000	310,450

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017			1,327,608	1,467,007

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			260,000	290,550

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			1,155,000	1,253,174

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			185,000	188,469

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			650,000	721,500

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			295,000	320,813

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			440,000	512,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			425,000	474,406

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			145,000	152,431

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			460,000	487,600

				6,179,000
Media (0.1%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			210,000	133,350

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			360,000	359,550

				492,900
Oil and gas (10.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			820,000	807,700

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			320,000	339,200

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			235,000	252,038

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			230,000	239,775

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			370,000	402,375

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			590,000	647,525

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,290,000	1,412,549

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			605,000	698,775

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			695,000	787,088

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	220,000	301,739

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$490,000	553,700

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			180,000	182,475

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			770,000	793,100

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			640,000	680,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			855,000	931,950

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	202,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			335,000	348,400

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			600,000	394,500

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			1,300,000	1,381,250

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			1,625,000	1,759,062

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			250,000	265,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			682,000	765,545

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			400,000	436,500

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			1,310,000	1,247,775

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			220,000	235,950

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			570,000	552,900

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			1,315,000	1,361,025

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			425,000	448,375

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			1,105,000	1,190,638

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			65,000	70,038

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			850,000	922,250

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			1,135,000	1,282,550

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			245,000	268,275

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			1,205,000	1,361,650

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			195,000	174,525

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			540,000	575,100

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			330,000	343,200

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			865,000	674,700

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			615,000	656,513

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			265,000	275,600

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			625,000	651,563

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			400,000	439,000

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,235,000	1,259,699

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			1,170,000	1,303,088

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			200,000	219,000

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			355,000	349,231

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			515,000	525,300

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			340,000	374,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			300,000	306,000

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			980,000	1,080,450

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			1,360,000	1,502,800

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			285,000	299,963

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			1,540,000	1,636,249

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			445,000	462,800

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			620,000	657,200

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			390,000	418,275

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			320,000	349,600

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			120,000	132,000

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			612,000	674,730

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			630,000	659,925

Whiting Petroleum Corp. company guaranty notes 7s, 2014			685,000	711,544

Williams Cos., Inc. (The) notes 7 3/4s, 2031			435,000	541,981

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			208,000	265,779

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			260,000	272,350

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			965,000	1,010,838

				42,326,988
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			116,844	95,228

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			705,000	705,000

				800,228
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			110,000	114,400

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			100,000	99,500

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			670,000	710,200

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			65,000	74,588

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			565,000	639,863

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			45,000	52,650

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,090,000	1,239,874

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			180,000	185,400

				3,116,475
Retail (2.5%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			100,000	112,750

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			265,000	301,438

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			215,000	233,275

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			835,000	836,043

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			660,000	732,600

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			145,000	147,175

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			290,000	304,500

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			700,000	791,000

Limited Brands, Inc. sr. notes 5 5/8s, 2022			315,000	333,900

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			778,000	813,990

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			895,000	935,274

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			275,000	283,938

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			645,000	667,575

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			580,000	604,650

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			445,000	488,388

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			265,000	273,944

QVC, Inc. 144A sr. notes 7 3/8s, 2020			405,000	448,418

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			805,000	850,281

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			185,000	199,106

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			675,000	696,094

				10,054,339
Technology (3.7%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			145,000	111,650

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			240,000	228,600

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			925,000	904,188

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			550,300	568,873

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			765,000	789,863

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			540,000	629,100

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			595,000	638,138

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			235,000	246,163

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			385,000	416,763

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			425,000	479,188

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			1,035,000	1,121,681

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			1,265,000	1,315,599

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			865,000	920,144

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			495,000	514,800

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			372,000	422,220

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			336,000	372,120

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,235,000	1,355,412

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			210,000	238,088

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			345,000	405,375

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			295,000	327,819

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			150,000	164,813

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			648,000	579,960

NXP BV/NXP Funding, LLC 144A sr. unsec. notes 5 3/4s, 2023 (Netherlands)			200,000	204,000

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			370,000	382,025

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			510,000	552,713

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			870,000	954,825

				14,844,120
Telecommunications (7.6%)

Altice Finco SA 144A sr. unsec. notes 9 7/8s, 2020 (Luxembourg)			210,000	235,200

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			330,000	386,100

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			410,000	442,288

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			400,000	431,500

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			310,000	338,675

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			505,000	513,838

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			300,000	333,750

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			865,000	923,388

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			420,000	444,150

Equinix, Inc. sr. unsec. notes 7s, 2021			310,000	343,325

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			455,000	499,363

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			805,000	920,719

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			365,000	406,063

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			395,000	434,006

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			305,000	322,919

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)			1,805,218	1,917,141

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			935,000	995,775

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			785,000	797,756

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			1,285,000	1,307,488

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			565,000	629,975

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			140,000	154,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			360,000	377,100

Lynx I Corp. 144A sr. notes 5 3/8s, 2021			285,000	297,113

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023			285,000	298,538

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			510,000	558,450

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			780,000	795,600

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			725,000	737,688

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			330,000	296,175

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			160,000	120,400

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			690,000	496,800

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			110,000	114,950

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			925,000	1,061,437

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			510,000	587,617

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			555,000	630,451

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			380,000	418,950

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			200,000	208,000

Sprint Capital Corp. company guaranty 6 7/8s, 2028			2,140,000	2,188,149

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			805,000	936,819

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			815,000	884,275

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			615,000	727,238

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			445,000	489,500

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			1,185,000	1,464,956

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			335,000	363,475

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			450,000	479,250

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	195,000	258,989

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$725,000	754,906

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			315,000	333,900

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			152,831	158,944

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			260,000	284,700

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			535,000	611,238

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			260,000	283,400

Windstream Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			330,000	327,525

				30,323,952
Telephone (0.3%)

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			145,000	148,263

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			1,150,000	1,147,124

				1,295,387
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			575,000	626,030

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			325,000	352,219

				978,249
Transportation (1.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			1,260,000	1,351,350

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			986,000	1,088,298

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			750,000	797,344

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			1,000,000	1,144,999

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			255,000	262,331

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			180,000	131,400

				4,775,722
Utilities and power (4.3%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			380,000	450,300

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			698,000	821,023

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			970,000	1,125,199

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			634,000	699,778

Calpine Corp. 144A sr. notes 7 1/4s, 2017			1,211,000	1,283,660

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			1,055,000	1,279,712

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			985,000	1,039,175

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			1,145,000	1,431

El Paso Natural Gas Co. debs. 8 5/8s, 2022			360,000	494,861

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			160,000	181,400

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			780,000	897,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			300,000	337,500

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			860,000	991,150

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			285,000	312,075

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			190,000	209,950

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			1,095,000	1,264,724

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			385,000	400,400

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			235,000	237,674

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			215,000	240,263

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			680,000	778,600

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			195,000	229,613

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			280,000	313,600

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,290,000	1,435,124

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			480,000	579,723

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			205,000	233,956

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			455,000	486,850

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			140,000	190,027

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			910,000	226,363

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			1,631,690	155,011

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			415,000	310,213

				17,206,355

Total corporate bonds and notes (cost $323,913,351)				$346,150,268

SENIOR LOANS (5.0%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			$180,000	$182,185

				182,185
Capital goods (0.4%)

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)			349,125	351,598

SRAM Corp. bank term loan FRN 8 1/2s, 2018			570,000	578,550

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020			385,000	395,105

Tomkins Air Distribution bank term loan FRN 5s, 2018			269,325	273,028

				1,598,281
Communication services (0.4%)

Asurion Corp. bank term loan FRN 11s, 2019			580,000	621,325

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			980,000	985,512

				1,606,837
Consumer cyclicals (1.8%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018			144,638	146,241

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			365,000	369,563

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			112,016	113,293

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			1,315,744	1,218,050

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.854s, 2016			1,483,928	1,313,739

Compucom Systems, Inc. bank term loan FRN 6 1/2s, 2018			430,000	434,300

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.21s, 2014(PIK)			406,842	392,806

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.21s, 2014(PIK)			231,579	223,590

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016			275,738	280,908

Motor City Casino bank term loan FRN 6s, 2017			1,079,014	1,087,105

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			590,000	595,163

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			155,225	119,232

Travelport, LLC bank term loan FRN 11s, 2015			235,000	240,288

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015			319,386	317,589

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015			100,614	100,048

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 3/4s, 2020			212,813	213,984

				7,165,899
Consumer staples (0.2%)

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			535,000	539,547

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020			415,000	429,525

				969,072
Energy (0.5%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			715,653	678,379

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			235,000	236,175

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			610,000	610,217

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			610,000	616,100

				2,140,871
Financials (0.4%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			557	561

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017			170,000	180,200

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			1,095,000	1,125,112

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			485,000	487,728

				1,793,601
Health care (0.6%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			508,725	516,356

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			565,520	571,174

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			179,097	182,119

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			388,052	391,930

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			333,913	337,739

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)			230,000	235,175

				2,234,493
Technology (—%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018			140,000	142,070

				142,070
Utilities and power (0.6%)

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016			205,411	213,627

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.733s, 2017			2,784,778	1,974,407

				2,188,034

Total senior loans (cost $20,239,178)				$20,021,343

COMMON STOCKS (2.1%)(a)
			Shares	Value

Altra Holdings, Inc.			9,195	$250,288

Buffalo Wild Wings, Inc.(NON)			756	66,173

CIT Group, Inc.(NON)			6,665	289,794

Deepocean Group (Shell) (acquired 06/09/11, cost $73,240) (Norway)(RES)			25,695	385,425

DISH Network Corp. Class A			13,165	498,954

Domtar Corp. (Canada)			3,047	236,508

FelCor Lodging Trust, Inc.(NON)(R)			59,595	354,590

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			11,984	396,670

General Motors Co.(NON)			26,017	723,792

Gulfport Energy Corp.(NON)			15,200	696,616

Harry & David Holdings, Inc.(NON)			925	78,625

Huntsman Corp.			19,305	358,880

Kodiak Oil & Gas Corp.(NON)			65,515	595,531

LyondellBasell Industries NV Class A			6,283	397,651

Manitowoc Co., Inc. (The)			9,955	204,675

Motors Liquidation Co. GUC Trust (Units)(NON)			1,620	43,740

Newfield Exploration Co.(NON)			8,745	196,063

NII Holdings, Inc.(NON)			42,215	182,791

Quicksilver Resources, Inc.(NON)			31,575	71,044

Rite Aid Corp.(NON)			122,032	231,861

Terex Corp.(NON)			15,379	529,344

Tribune Co.(NON)			7,812	444,112

Tribune Co. Class 1C(F)			682,134	6,139

Trump Entertainment Resorts, Inc.(NON)			913	3,652

Vantage Drilling Co.(NON)			369,592	646,786

W.R. Grace & Co.(NON)			5,980	463,510

Total common stocks (cost $9,381,498)				$8,353,214

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)(NON)			19,744	$413,834

EPR Properties Ser. C, $1.44 cv. pfd.			34,707	797,219

General Motors Co. Ser. B, $2.375 cv. pfd.			17,091	737,049

MetLife, Inc. $3.75 cv. pfd.			10,405	512,342

United Technologies Corp. $3.75 cv. pfd.			7,600	454,860

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			470	605,478

Total convertible preferred stocks (cost $3,605,818)				$3,520,782

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$366,000	$436,913

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			390,000	408,174

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			603,000	566,820

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			365,000	429,103

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			395,000	403,147

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			175,000	196,438

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			367,000	649,818

Total convertible bonds and notes (cost $2,592,239)				$3,090,413

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			889	$879,165

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			26,210	712,912

M/I Homes, Inc. $2.438 pfd.(NON)			14,167	355,592

Total preferred stocks (cost $1,309,589)				$1,947,669

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$ 46.86	37	$2,174

General Motors Co.	7/10/19	$ 18.33	5869	69,196

General Motors Co.	7/10/16	$ 10.00	5869	108,635

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$ 25.50	192571	3,696

Total warrants (cost $242,005)				$183,701

SHORT-TERM INVESTMENTS (2.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			11,654,617	$11,654,617

SSgA Prime Money Market Fund 0.02%(P)			10,000	10,000

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013			$120,000	119,940

Total short-term investments (cost $11,784,557)				$11,784,557

TOTAL INVESTMENTS

Total investments (cost $373,068,235)(b)				$395,051,947

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $8,771,604) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	6/19/13	$978,594	$990,786	$12,192
Barclays Bank PLC
	British Pound	Sell	6/19/13	1,100,857	1,087,817	(13,040)
	Euro	Sell	6/19/13	345,394	350,235	4,841
Credit Suisse International
	Euro	Sell	6/19/13	937,937	951,041	13,104
Deutsche Bank AG
	Euro	Sell	6/19/13	1,305,647	1,329,871	24,224
Goldman Sachs International
	Euro	Sell	6/19/13	633,842	642,332	8,490
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/17/13	944,699	959,828	15,129
	Euro	Sell	6/19/13	875,861	887,872	12,011
UBS AG
	Euro	Sell	6/19/13	823,789	835,171	11,382
WestPac Banking Corp.
	Euro	Sell	6/19/13	726,442	736,651	10,209

Total						$98,542

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $399,941,496.
(b)	The aggregate identified cost on a tax basis is $373,747,907, resulting in gross unrealized appreciation and depreciation of $29,794,697 and $8,490,657, respectively, or net unrealized appreciation of $21,304,040.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $385,425, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$11,598,448	$11,864,668	$23,463,116	$2,281	$—
	Putnam Short Term Investment Fund *	—	19,112,030	7,457,413	877	11,654,617
	Totals	$11,598,448	$30,976,698	$30,920,529	$3,158	$11,654,617
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $8,078 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,199 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$1,853,219	$—	$—
Capital goods	984,307	—	—
Communication services	681,745	—	—
Consumer cyclicals	1,566,234	3,652	6,139
Consumer staples	298,034	78,625	—
Energy	2,206,040	385,425	—
Financials	289,794	—	—
Total common stocks	7,879,373	467,702	6,139
Convertible bonds and notes	$—	$3,090,413	$—
Convertible preferred stocks	454,860	3,065,922	—
Corporate bonds and notes	—	346,150,268	—
Preferred stocks	—	1,947,669	—
Senior loans	—	20,021,343	—
Warrants	177,831	2,174	3,696
Short-term investments	11,664,617	119,940	—

Totals by level	$20,176,681	$374,865,431	$9,835

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$98,542	$—

Totals by level	$—	$98,542	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$106,741	$8,199
Equity contracts	183,701	—

Total	$290,442	$8,199

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$9,400,000
Warrants (number of warrants)	200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013